DEBT - Borrowings by Nature and Maturity (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Total debt	€ 2,811,779	€ 2,630,011
Bonds and notes
Disclosure of detailed information about borrowings [line items]
Total debt	1,490,319	1,487,110
Asset-backed financing (Securitizations)
Disclosure of detailed information about borrowings [line items]
Total debt	1,105,425	900,213
Borrowings from banks and other financial institutions
Disclosure of detailed information about borrowings [line items]
Total debt	113,165	154,419
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Total debt	57,423	56,210
Other debt
Disclosure of detailed information about borrowings [line items]
Total debt	45,447	32,059
Due within one year
Disclosure of detailed information about borrowings [line items]
Total debt	979,393	516,119
Due within one year | Bonds and notes
Disclosure of detailed information about borrowings [line items]
Total debt	394,628	9,239
Due within one year | Asset-backed financing (Securitizations)
Disclosure of detailed information about borrowings [line items]
Total debt	422,736	343,119
Due within one year | Borrowings from banks and other financial institutions
Disclosure of detailed information about borrowings [line items]
Total debt	100,665	116,919
Due within one year | Lease liabilities
Disclosure of detailed information about borrowings [line items]
Total debt	15,917	14,783
Due within one year | Other debt
Disclosure of detailed information about borrowings [line items]
Total debt	45,447	32,059
Due between one and five years
Disclosure of detailed information about borrowings [line items]
Total debt	1,370,941	1,595,198
Due between one and five years | Bonds and notes
Disclosure of detailed information about borrowings [line items]
Total debt	646,306	1,028,686
Due between one and five years | Asset-backed financing (Securitizations)
Disclosure of detailed information about borrowings [line items]
Total debt	682,689	499,280
Due between one and five years | Borrowings from banks and other financial institutions
Disclosure of detailed information about borrowings [line items]
Total debt	12,500	37,500
Due between one and five years | Lease liabilities
Disclosure of detailed information about borrowings [line items]
Total debt	29,446	29,732
Due between one and five years | Other debt
Disclosure of detailed information about borrowings [line items]
Total debt	0	0
Due beyond five years
Disclosure of detailed information about borrowings [line items]
Total debt	461,445	518,694
Due beyond five years | Bonds and notes
Disclosure of detailed information about borrowings [line items]
Total debt	449,385	449,185
Due beyond five years | Asset-backed financing (Securitizations)
Disclosure of detailed information about borrowings [line items]
Total debt	0	57,814
Due beyond five years | Borrowings from banks and other financial institutions
Disclosure of detailed information about borrowings [line items]
Total debt	0	0
Due beyond five years | Lease liabilities
Disclosure of detailed information about borrowings [line items]
Total debt	12,060	11,695
Due beyond five years | Other debt
Disclosure of detailed information about borrowings [line items]
Total debt	€ 0	€ 0